Ordinary Shares - Additional Information (Details) ¥ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 01, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Sep. 29, 2022 USD ($)
Class Of Stock [Line Items]
Proceeds from the IPO and from exercising the over-allotment option by the underwriters | ¥						¥ 2,051,695
Issuance cost | ¥						¥ 28,153
Share repurchase | ¥				¥ 33,948
IPO
Class Of Stock [Line Items]
Proceeds from the IPO and from exercising the over-allotment option by the underwriters | ¥		¥ 2,023,593
Issuance cost | ¥		¥ 28,153
Share Repurchase Programs
Class Of Stock [Line Items]
Stock repurchase program, shares repurchased					0
Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding		77,884,733				77,884,733
American Depositary Shares | Share Repurchase Program in November 2021
Class Of Stock [Line Items]
Stock repurchase program, period	12 months
American Depositary Shares | Share Repurchase Program in September 2022
Class Of Stock [Line Items]
Stock repurchase program, period			12 months
American Depositary Shares | Share Repurchase Programs
Class Of Stock [Line Items]
Stock repurchase program, shares repurchased				3,067,820
Class A Ordinary Shares
Class Of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				10,081,834	27,848,615
Class A Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding		27,867,521				27,867,521
Stock Issued During Period, Shares, New Issues		78,775,000
Class A Ordinary Shares | Share Repurchase Program in November 2021 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized. | $	$ 10,000,000
Class A Ordinary Shares | Share Repurchase Program in September 2022 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized. | $							$ 10,000,000
Class A Ordinary Shares | Share Repurchase Programs
Class Of Stock [Line Items]
Share repurchase | ¥				¥ 33,948
Stock repurchase program, shares repurchased				30,678,200
Class B Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares outstanding		50,017,212				50,017,212